Outstanding Long-Term Debt Obligations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Capitalization, Long-term Debt [Line Items]
Capital lease obligations (average rate of 6.3% in 2012 and 2011, respectively)	$ 298	$ 352
Unamortized discount, net of premium	(228)	(271)
Total long-term debt, including current maturities	51,487	53,218
Less long-term debt maturing within one year	3,869	2,915
Total long-term debt	47,618	50,303
Verizon Communications | 0.70% - 3.85% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	0.70%
Interest rate range, maximum	3.85%
Maturity date range, start	2013
Maturity date range, end	2042
Notes payable and other	11,198	6,900
Verizon Communications | 4.35% - 5.50% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	4.35%
Interest rate range, maximum	5.50%
Maturity date range, start	2013
Maturity date range, end	2041
Notes payable and other	7,062	7,832
Verizon Communications | 5.55% - 6.90% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	5.55%
Interest rate range, maximum	6.90%
Maturity date range, start	2016
Maturity date range, end	2041
Notes payable and other	11,031	11,043
Verizon Communications | 7.35% - 8.95% Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	7.35%
Interest rate range, maximum	8.95%
Maturity date range, start	2018
Maturity date range, end	2039
Notes payable and other	5,017	6,642
Verizon Communications | Floating Notes Payable And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Debt instrument maturity date	2014
Notes payable and other	1,000	1,000
Verizon Wireless | 5.55% - 8.88% Assumed Notes
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	5.55%
Interest rate range, maximum	8.88%
Maturity date range, start	2013
Maturity date range, end	2018
Notes payable and other	8,635	9,331
Verizon Wireless | 6.50% - 7.88% Assumed Notes
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	6.50%
Interest rate range, maximum	7.88%
Maturity date range, start	2013
Maturity date range, end	2032
Notes payable and other	1,500	2,315
Telephone Subsidiaries | 4.75% - 7.00% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	4.75%
Interest rate range, maximum	7.00%
Maturity date range, start	2013
Maturity date range, end	2033
Notes payable and other	2,045	4,045
Telephone Subsidiaries | 7.15% - 7.88% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	7.15%
Interest rate range, maximum	7.88%
Maturity date range, start	2022
Maturity date range, end	2032
Notes payable and other	1,349	1,449
Telephone Subsidiaries | 8.00% - 8.75% Debentures
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	8.00%
Interest rate range, maximum	8.75%
Maturity date range, start	2019
Maturity date range, end	2031
Notes payable and other	880	880
Other Subsidiaries | 6.84% - 8.75% Debentures And Other
Schedule of Capitalization, Long-term Debt [Line Items]
Interest rate range, minimum	6.84%
Interest rate range, maximum	8.75%
Maturity date range, start	2018
Maturity date range, end	2028
Notes payable and other	$ 1,700	$ 1,700